ACQUISITIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 02, 2019	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jan. 15, 2021	Aug. 30, 2020	May 31, 2020	Oct. 01, 2019
IfrsStatementLineItems [Line Items]
Number of shares issued		6,688,392
Shares issued price per share		$ 8.50		$ 8.50
Value of shares issued		$ 56,851,332
Number of warrants issued						2,571,669
Net liabilities			$ 40,447,912	$ 57,178,507	$ 40,447,912				$ 16,610
Share capital value			312,633,450	365,794,851	312,633,450				$ 1
Founding Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1
Value of shares issued	$ 1
Public Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued		6,212,050
Warrants issued price per share		$ 1.34
Value of warrants issued		$ 8,324,147	$ 8,324,147		$ 8,324,147
Private Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued						2,571,669
Cash held		$ 35,263,363
8ii Enterprises [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued							6,688,392
Diginex HK [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		25,000,000		25,000,000				6,319